Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Summary of product by sales	Product sales by country are as follows:

	Years Ended December 31,
	2021	2020
	(in thousands)
United States	$45,781	$25,020
Japan	5,071	9,815

Total Revenue	$50,852	$34,835